Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Loans, borrowings and bank overdrafts

14. Loans, borrowings and bank overdrafts

	As at March 31,
	2025		2026
Non-current
Unsecured Notes 2026 (1)	₹	63,954	₹	-
Loans from institutions other than banks		-		1,962
	₹	63,954	₹	1,962
Current
Unsecured Notes 2026 (1)	₹	-	₹	71,052
Borrowings from banks		97,863		94,860
Bank overdrafts	^			-
	₹	97,863	₹	165,912
	₹	161,817	₹	167,874

^ Value is less than 0.5

(1)
On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of the Company, issued U.S.$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Short-term loans, borrowings and bank overdrafts

The Company had loans, borrowings and bank overdrafts amounting to ₹ 97,863 and ₹ 94,860, as at March 31, 2025 and 2026, respectively. The principal source of borrowings from banks as at March 31, 2026 primarily consists of lines of credit of approximately ₹ 89,024, U.S. Dollar (“U.S.$”) 432 million, Saudi Riyal (“SAR”) 120 million, Pound Sterling (“GBP”) 7 million, Bahraini Dinar (“BHD”) 1 million, Thai Baht (“THB”) 5 million, Brazilian Real (“BRL”) 8 million, Indonesian Rupiah (“IDR”) 13,000 million, Qatari Riyal (“QAR”) 10 million, Mexican Peso (“MXN”) 35 million, Canadian Dollar (“CAD”) 14 million, Bangladeshi Taka (“BDT”) 175 million and Japanese Yen (“JPY”) 300 million from bankers for working capital requirements and other short-term needs.

As at March 31, 2026, the Company has unutilized lines of credit aggregating ₹ 27,524, U.S.$ 92 million, SAR 75 million, GBP 7 million, BHD 1 million, THB 5 million, BRL 8 million, IDR 13,000 million, QAR 10 million and MXN 35 million, CAD 14 million, BDT 175 million and JPY 300 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.

Significant portion of these facilities bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.

Long-term loans and borrowings

	As at March 31, 2025			As at March 31, 2026
	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026	U.S.$ 748	₹	63,954	U.S.$ 749	₹	71,052	June-26
Loans from institutions other than banks	-		-	U.S.$ 21		1,962	June-27
		₹	63,954		₹	73,014

Non-current portion of long-term loans and borrowings		₹	63,954		₹	1,962
Current portion of long-term loans and borrowings			-			71,052

Refer to Note 26 for interest expense on loans, borrowings and bank overdrafts.

Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2024		Cash flow		Net additions to Lease Liabilities/additions due to acquisitions		Effective interest rate adjustment		Foreign exchange movements		March 31, 2025
Borrowings	₹	141,464	₹	17,923	₹	-	₹	114	₹	2,316	₹	161,817
Lease Liabilities		23,183		(10,474)		17,270		-		239		30,218
	₹	164,647	₹	7,449	₹	17,270	₹	114	₹	2,555	₹	192,035

					Non-cash changes
	April 1, 2025		Cash flow		Net additions to Lease Liabilities/additions due to acquisitions		Effective interest rate adjustment		Foreign exchange movements		March 31, 2026
Borrowings	₹	161,817	₹	(6,752)	₹	1,852	₹	119	₹	10,838	₹	167,874
Lease Liabilities		30,218		(11,561)		13,430		-		2,949		35,036
	₹	192,035	₹	(18,313)	₹	15,282	₹	119	₹	13,787	₹	202,910

Non-fund based

The Company has non-fund based revolving credit facilities in various currencies equivalent to ₹ 49,634 and ₹ 49,747, as at March 31, 2025 and 2026, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2025, and 2026, an amount of ₹ 36,524, and ₹ 36,389, respectively, was unutilized out of these non-fund based facilities.